Related Parties Balances and Transactions (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 12, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2023 USD ($)	Oct. 19, 2022 USD ($)
Related Party Transactions [Abstract]
Payment for brand promotion fee			$ 1,100	$ 8,650,000
Loan principal and related interests amount			$ 1,410	$ 11,060,000.00
Principal amount		$ 1,720			$ 560	$ 1,210
Annual interest rate		6.50%
Paid amount	$ 350	$ 1,370
Expiration date			Jul. 31, 2023	Jul. 31, 2023
Rental expense (in Dollars)				$ 20,000